Investments in associates and joint venture - Statements of financial position of Tinka under IFRS (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in associates [Line Items]
Current assets			$ 739,545	$ 589,152
Non-current assets			3,822,266	3,390,465
Current liabilities			(844,937)	(360,436)
Equity			$ 2,538,531	$ 2,799,857	$ 2,968,200	$ 3,028,226
Tinka Resources Ltd [Member]
Disclosure of Investments in associates [Line Items]
Current assets	$ 8,667	$ 14,075
Non-current assets	50,461	50,464
Current liabilities	(211)	(876)
Equity	58,917	63,663
Adjustments to conform to the accounting policies of the Group	1,042	2,982
Shareholders' equity, net, adjusted	59,959	66,645
Group's share in results	$ 11,573	$ 12,862